Restatement of Previously Issued Financial Statements - Summary Of Restatement Of Balance Sheet (Parenthetical) (Detail) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Aug. 07, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001
Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value	0.0001	0.0001
Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value	$ 0.0001	0.0001
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred stock, par value		0.0001	$ 0.000
As Previously Reported | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value		0.0001	0.0001
As Previously Reported | Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value		0.0001	0.0001
Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred stock, par value		0.0001	0.000
Restatement Adjustment | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value		0.0001	0.0001
Restatement Adjustment | Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value		0.0001	0.0001
Restated
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred stock, par value		0.0001	0.000
Restated | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value		0.0001	0.0001
Restated | Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001